Property plant and equipment net (Details Narrative)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Net book value of Property, plant and equipment | $	$ 168,000		$ 179,000
Property In Beijing, PRC Member
Net book value of Property, plant and equipment | $	$ 80,000		$ 84,000
ZHEJIANG TIANLAN
Bank loans | ¥		¥ 1,026,000		¥ 1,275,000
Net book value of Property, plant and equipment | ¥		¥ 63,505,000		¥ 68,405,000